Related Party Transactions and Balances - Schedule of Related Parties and their Relationships (Details)	12 Months Ended
Jun. 30, 2026
Mr. Lee, Yat Lung Andrew (“Mr. Lee”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	Chairman and Chief Executive Officer of the Company. Mr. Lee has the voting, dispositive or investment powers over Class A Ordinary Shares and Class B ordinary shares. In addition, pursuant to a proxy agreement dated March 13, 2025, Rosy Depot Limited, Best Digital Developments, and Cosmic Solution Group Limited granted Mr. Lee the right to exercise all voting rights attached to their Class A Ordinary Shares. Under the proxy agreement, the proxy may not be terminated by either party for a period of 24 months after March 13, 2025, except for cause. Therefore, Mr. Lee controls approximately 90.6% of the voting power of the Company
Boxasone Limited (“BAO”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	A shareholder of the Company [1]
Corpotech Limited [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	22.5% owned by the Company

[1]	On December 31, 2025, CITD completed the sales of entire interest of Rosy Depot Limited, who holds 160,000 Class A Ordinary Shares (on a post-split basis) of the Company. As a result, CITD was not considered as the Company’s related party since then.